           Filed with the Securities and Exchange Commission on October 25, 2004
                           Securities Act of 1933 Registration File No. 33-84762
                                Investment Company Act of 1940 File No. 811-8648

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      [X]

                       Post-Effective Amendment No. 27                  [X]

                                       and

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [X]

                              Amendment No. 30                          [X]

                        (check appropriate box or boxes)

                                 WT MUTUAL FUND
       (Exact Name of Registrant as Specified in Charter)

               1100 North Market Street, Wilmington, DE     19890
               (Address of Principal Executive Offices)   (Zip Code)

              Registrant's Telephone Number, including Area Code:
                                 (800) 254-3948

       Robert J. Christian, President                   Copy to:
       Wilmington Trust Company                         Joseph V. Del Raso, Esq.
       1100 North Market Street                         Pepper Hamilton LLP
       Wilmington, DE 19890                             3000 Two Logan Square
       (Name and Address of Agent for Service)          Philadelphia, PA 19103

It is proposed that this filing will become effective(check the appropriate box)

[_]   immediately upon filing pursuant to paragraph (b)

[x]   on October 28, 2004 pursuant to paragraph (b)

[_]   60 days after filing pursuant to paragraph (a)(1)

[_]   on (date) pursuant to paragraph (a)

[_]   75 days after filing pursuant to paragraph (a)(2)

[_]   on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[x] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                               EXPLANATORY COMMENT

This Post-Effective Amendment No. 27 to the Registration Statement of WT Mutual Fund (the "Trust") incorporates by reference Parts A, B and C contained in Post-Effective Amendment No. 26 to the Registration Statement of the Trust filed with the Securities and Exchange Commission on August 27, 2004.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 27 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the city of Wilmington, and State of Delaware on the 25th day of October 2004.

                                                 WT MUTUAL FUND


                                        By:      /s/ Robert J. Christian
                                                 -------------------------------
                                                 Robert J. Christian, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


/s/ Robert H. Arnold *                           Trustee                                 October 25, 2004
----------------------
Robert H. Arnold

/s/ Eric Brucker *                               Trustee                                 October 25, 2004
------------------
Eric Brucker

/s/ Robert J. Christian                          Trustee, President, Chief
-----------------------                          Executive Officer                       October 25, 2004
Robert J. Christian

/s/ John R. Giles                                Chief Financial Officer                 October 25, 2004
-----------------
John R. Giles

/s/ Nicholas A. Giordano *                       Trustee                                 October 25, 2004
--------------------------
Nicholas A. Giordano

/s/ Louis Klein, Jr. *                           Trustee                                 October 25, 2004
----------------------
Louis Klein, Jr.

/s/ Clement C. Moore, II *                       Trustee                                 October 25, 2004
--------------------------
Clement C. Moore, II

/s/ John J. Quindlen *                           Trustee                                 October 25, 2004
----------------------
John J. Quindlen

/s/ William P. Richards *                        Trustee                                 October 25, 2004
-------------------------
William P. Richards

/s/ Mark Sargent *                               Trustee                                 October 25, 2004
------------------
Mark Sargent



* By:    /s/ Robert J. Christian
         -----------------------
         Robert J. Christian
         Attorney-in-Fact